Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,982)	$ (4,200)	$ (10,921)	$ (6,155)	$ (3,838)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,360	797	3,585	2,496	963
Stock-based compensation	1,392	465	2,570	1,484	354
Provision for doubtful accounts	22	21	95	176	82
Issuance of common stock warrants in exchange for services				93	16
Change in fair value of warrant liability		216	369	16
Amortization of debt discount	35	45	167	38
Amortization of debt issue cost	7	8	30	10
Changes in operating assets and liabilities:
Accounts receivable	(1,377)	(92)	(2,475)	(1,427)	(736)
Prepaid expenses and other current assets	(173)	8	(889)	(286)	(71)
Other assets		42	(13)	(168)	(487)
Accounts payable	42	443	(864)	336	428
Accrued liabilities	354	664	1,811	100	(126)
Accrued compensation and benefits	78	500	2,458	666	657
Deferred rent	18	(11)	(174)	651	374
Deferred revenue	1,518	2,191	8,469	3,017	1,264
Other long-term liabilities		13	(65)	85
Net cash provided by (used in) operating activities	1,294	1,110	4,153	1,132	(1,120)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash acquired from acquisition of Movity, Inc.					904
Increase (decrease)in restricted cash and deposits	248		(764)	(2,200)	(2,100)
Decrease in restricted cash				4,645	345
Reclass from restricted cash to short-term investments				(4,300)
Maturities of short-term investments		2,200	4,300
Purchases of property and equipment	(2,423)	(1,108)	(5,506)	(4,783)	(2,628)
Net cash provided by (used in) investing activities	(2,175)	1,092	(1,970)	(6,638)	(3,479)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of underwriting discounts	114,056		93,279
Payments of costs related to initial public offering	(65)		(3,832)
Proceeds from long-term debt				12,035	2,100
Repayment of notes payable				(110)
Repayments on long-term debt				(4,045)	(772)
Repayments on capital lease liability	(87)	(73)	(334)	(181)	(34)
Proceeds from exercise of stock options	1,296	253	1,680	408	113
Proceeds from exercise of common stock warrants				45
Net cash provided by financing activities	115,200	180	90,793	8,152	1,407
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	114,319	2,382	92,976	2,646	(3,192)
CASH AND CASH EQUIVALENTS - Beginning of period	100,017	7,041	7,041	4,395	7,587
CASH AND CASH EQUIVALENTS - End of period	214,336	9,423	100,017	7,041	4,395
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	191	197	791	263	38
Cash paid for income taxes	231		4	10	11
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of preferred stock warrants in connection with debt financing				281
Unpaid deferred IPO/follow-on public offering costs	1,024	64
Common stock issued in connection with the acquisition of Movity, Inc					2,218
Stock-based compensation capitalized in product development costs	113	8	66	22	17
Purchase of equipment under capital leases		119	119	439	155
Net change related to purchase of equipment in accounts payable and accrued liabilities	(7)	(373)	54	(584)	699
Conversion of preferred stock warrants to common stock warrants	$ 56,054		$ 666